Acquisitions (Details 1) - USD ($)	May 31, 2018	Feb. 28, 2018	Dec. 07, 2017	Feb. 28, 2017
Common stock, value	$ 1,257,493	$ 845,098		$ 526,060
Total Purchase Price		$ 67,500
Congo Ltd. Acquisition [Member]
Common stock, value			$ 840,000
Cash consideration			75,000
Earnest money			50,000
Total Purchase Price			$ 965,000